HELLENIC REPUBLIC BANK SUPPORT PLAN (Details) (EUR €) In Millions	Dec. 31, 2010
Hellenic Republic Bank Support Plan Details [Abstract]
Floating Rate Notes issued by the Bank on April 26, 2010, due in April 2013, bearing interest rate of three-month Euribor plus 250 bps, payable on an annual basis	€ 2,500
Floating Rate Notes issued by the Bank on May 4, 2010, due in May 2013, bearing interest rate of three-month Euribor plus 500 bps, payable on an annual basis	1,345
Floating Rate Notes issued by the Bank on May 4, 2010, due in May 2013, bearing interest rate of three-month Euribor plus 500 bps, payable on an annual basis	655
Amount held by third parties and included in long-term debt	907
Floating Rate Notes issued by the Bank on June 28, 2010 due in June 2013, bearing interest rate of three-month Euribor plus 500 bps, payable on an annual basis	4,265.6
Floating Rate Notes issued by the Bank on December 23, 2010, due in December 2013, bearing interest rate of three-month Euribor plus 750 bps, payable on an annual basis	4,107.7
Special Greek government bonds that the Bank obtained from the Public Debt Management Agency on April 12, 2010, collateralized with customer loans, which can only be used as collateral for financing and reflected in off-balance sheet items	€ 787